CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 7,811	$ 9,636	$ 22,566
Unrealized gains (losses) on marketable securities:
Changes in unrealized gains (losses)	(2,999)	339	2,928
Less: reclassification adjustments for gains included in net income	(438)	(144)
Other comprehensive income (loss) before tax	(2,561)	483	2,928
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	589	(111)	(673)
Other comprehensive income (loss), net of tax	(1,972)	372	2,255
Comprehensive income	$ 5,839	$ 10,008	$ 24,821